Share Capital (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity Financing [Line Items]
Stock Repurchased Authorization	29,994,398
Repurchased Shares Price Per Share	$ 7.39	$ 4.89
Other loss (note 14)	$ (7.2)	$ (3.7)
Dividends recognised as distributions to owners		$ 23.9
Share capital [Member]
Equity Financing [Line Items]
Shares repurchased and cancelled (in shares)	1,583,562	1,133,561
Expected cash outflow on redemption or repurchase of puttable financial instruments	$ 11.7
Dividend reinvestment plan and share purchase plan (in shares)	656,473	1,186,205
Dividend reinvestment plan (ii)	$ 4.6	$ 10.0
Shares Repurchased		5.5
Dividends recognised as distributions to owners		$ 1.7